Net finance expense (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Net finance expense
Interest and bank charges	$ 184,895	$ 123,100	$ 107,105
Interest income	(379,288)
Foreign currency exchange (gain) loss	(251,947)	1,583,292	1,295
Loss on Debentures	670,000	550,000
Net finance expense	$ 223,660	$ 2,256,392	$ 108,400